Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common Stock [member]	Capital surplus [member]	Equity attributable Retained earnings [member]	Treasury stock [member]	Changes in fair value of financial assets measured at fair value through other comprehensive income [member]	Remeasurements of defined benefit plans [member]	Changes in fair value of cash flow hedges [member]	Foreign exchange differences on translation of foreign operations [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Beginning Balance at Mar. 31, 2016	¥ 2,989,195	¥ 419,524	¥ 383,010	¥ 1,838,449	¥ (87,942)	¥ 209,590		¥ (20,704)		¥ 188,886	¥ 2,741,929	¥ 247,266
Comprehensive income
Profit for the year	154,483			137,246							137,246	17,237
Other comprehensive income	104,977					84,690	¥ 21,853	11,450	¥ (12,117)	105,875	105,875	(898)
Total comprehensive income	259,460			137,246		84,690	21,853	11,450	(12,117)	105,875	243,122	16,338
Transactions with owners and others
Cash dividends	(18,886)			(13,554)							(13,554)	(5,332)
Purchases of treasury stock	(44,321)				(44,321)						(44,321)
Disposals of treasury stock	182		(17)		199						182
Changes in ownership interests in subsidiaries	2,742		3,876								3,876	(1,133)
Transfer from other components of equity to retained earnings				38,194		(16,341)	(21,853)			(38,194)
Business combinations and others	98,934				0						0	98,934
Subtotal	38,651		3,858	24,640	(44,121)	(16,341)	(21,853)			(38,194)	(53,816)	92,467
Ending Balance at Mar. 31, 2017	3,287,307	419,524	386,869	2,000,336	(132,063)	277,939		(9,253)	(12,117)	256,568	2,931,234	356,072
Comprehensive income
Profit for the year	212,210			180,832							180,832	31,377
Other comprehensive income	99,548					63,963	19,581	2,653	5,118	91,317	91,317	8,231
Total comprehensive income	311,759			180,832		63,963	19,581	2,653	5,118	91,317	272,150	39,609
Transactions with owners and others
Cash dividends	(73,700)			(66,293)							(66,293)	(7,406)
Purchases of treasury stock	(102)				(102)						(102)
Disposals of treasury stock	4		1		3						4
Changes in ownership interests in subsidiaries	(769)		(3)								(3)	(766)
Transfer from other components of equity to retained earnings				26,783		(7,201)	(19,581)			(26,783)
Business combinations and others	397				0						0	396
Subtotal	(74,170)		(1)	(39,510)	(98)	(7,201)	(19,581)			(26,783)	(66,393)	(7,776)
Ending Balance at Mar. 31, 2018	3,524,896	419,524	386,867	2,141,658	(132,162)	334,701		(6,600)	(6,998)	321,101	3,136,991	387,905
Comprehensive income
Profit for the year	257,579			251,169							251,169	6,409
Other comprehensive income	(172,464)					(104,254)	(4,369)	2,166	(60,586)	(167,043)	(167,043)	(5,420)
Total comprehensive income	85,114			251,169		(104,254)	(4,369)	2,166	(60,586)	(167,043)	84,126	988
Transactions with owners and others
Cash dividends	(78,315)			(70,710)							(70,710)	(7,604)
Purchases of treasury stock	(82)				(82)						(82)
Disposals of treasury stock	72,228		(1,427)		73,656						72,228
Changes in ownership interests in subsidiaries	(85,614)		8,477								8,477	(94,092)
Transfer from other components of equity to retained earnings				(21,942)		17,573	4,369			21,942
Business combinations and others	89,140				(242)						(242)	89,383
Subtotal	(2,643)		7,050	(92,652)	73,331	17,573	¥ 4,369			21,942	9,670	(12,314)
Ending Balance at Mar. 31, 2019	¥ 3,607,367	¥ 419,524	¥ 393,917	¥ 2,300,175	¥ (58,831)	¥ 248,020		¥ (4,433)	¥ (67,585)	¥ 176,000	¥ 3,230,788	¥ 376,579